Annual Operating Expenses {- Fidelity Asset Manager 60%} - 09.30 Fidelity Asset Manager Funds AMCIZ Combo PRO-16 - Fidelity Asset Manager 60%	Nov. 29, 2021
Fidelity Advisor Asset Manager 60%: Class A
Operating Expenses:
Management fee	0.53%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.21%
Acquired fund fees and expenses	0.01%
Total annual operating expenses	1.00%	[1]
Fidelity Advisor Asset Manager 60%: Class M
Operating Expenses:
Management fee	0.53%
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.21%
Acquired fund fees and expenses	0.01%
Total annual operating expenses	1.25%	[1]
Fidelity Advisor Asset Manager 60%: Class C
Operating Expenses:
Management fee	0.53%
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.24%
Acquired fund fees and expenses	0.01%
Total annual operating expenses	1.78%	[1]
Fidelity Advisor Asset Manager 60%: Class I
Operating Expenses:
Management fee	0.53%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.21%
Acquired fund fees and expenses	0.01%
Total annual operating expenses	0.75%	[1]
Fidelity Advisor Asset Manager 60%: Class Z
Operating Expenses:
Management fee	0.53%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.08%
Acquired fund fees and expenses	0.01%
Total annual operating expenses	0.62%	[1]

[1]	(a)Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.